Organization and Principal Activities (Details) ¥ in Millions					1 Months Ended		12 Months Ended
	Aug. 03, 2022 CNY (¥)	Jan. 12, 2021 USD ($)	Aug. 25, 2020	Oct. 02, 2019 USD ($) shares	Aug. 26, 2020	Oct. 28, 2019 USD ($) shares	Jun. 30, 2022	Aug. 04, 2022
Organization and Principal Activities (Details) [Line Items]
Reverse stock split, description			the Company’s board approved a 1 for 10 reverse split of its ordinary shares (the “Reverse Split”), which became effective on August 27, 2020		On August 26, 2020, the Company’s board of directors approved a 1 for 10 reverse split of its ordinary shares.
Equity interest percentage								51.00%
Cash paid for consideration | ¥	¥ 8
39Pu VIE Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage				51.00%
Cash paid for consideration | $		$ 700,000		$ 2,400,000		$ 2,400,000
Share value for consideration (in Shares) | shares				1,000,000		10,000,000
Additional cash consideration (in Dollars) | $				$ 600,000
Additional share value amount (in Shares) | shares				400,000
Purchase Agreement [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of issued and outstanding shares	51.00%
Futureway Investment setup Hunan Yi Tai Continental Holding Group Co., Ltd. (“Hunan Yi Tai”) [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage							100.00%
Hunan Box Technology Co., Ltd. (“Hunan Box”) [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage							99.00%
Hunan Mobile Box Technology Co., Ltd. [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage							100.00%
HG Capital Group Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Number of operating and reportable segments							2